5. REVENUE RECOGNITION (Details - Revenues) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Revenues	$ 2,374,584	$ 1,386,454	$ 7,686,330	$ 4,423,763	$ 6,804,169	$ 4,038,048
Engineering Design Services [Member]
Revenues	210,065	61,833	1,098,234	892,472
Optical Components [Member]
Revenues	1,479,322	250,405	4,428,409	774,429
Medical Device Products and Assemblies [Member]
Revenues	$ 685,197	$ 1,074,216	$ 2,159,687	$ 2,756,862